Exploration and evaluation assets and mining data - Schedule of Exploration and Evaluation Assets and Mining Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 117,577,523	$ 69,810,603
Additions	23,409,073	47,766,920
Ending balance	140,986,596	117,577,523
Mining Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,746,135	12,746,135
Additions	0	0
Ending balance	12,746,135	12,746,135
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	104,831,388	57,064,468
Additions	23,409,073	47,766,920
Ending balance	$ 128,240,461	$ 104,831,388